Shareholder Fees {- Fidelity High Yield Factor ETF}	Dec. 30, 2021 USD ($)
10.31 Fidelity High Yield Factor ETF PRO-07 | Fidelity High Yield Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none